Segment Reporting (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	$ 32,734,120	$ 31,328,131
Non-current assets	28,354,660	29,837,875
Total assets	61,088,780	61,166,006
Current liabilities	6,644,394	6,864,685
Total liabilities	6,644,394	6,864,685
Wholesale and Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	24,741,115	24,915,855
Non-current assets	10,047,963	10,236,126
Total assets	34,789,078	35,151,981
Current liabilities	3,066,041	3,417,655
Total liabilities	3,066,041	3,417,655
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	7,979,513	6,394,814
Non-current assets	18,306,697	19,601,749
Total assets	26,286,610	25,996,563
Current liabilities	1,483,891	1,590,564
Total liabilities	1,483,891	1,590,564
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	13,492	17,462
Non-current assets
Total assets	13,492	17,462
Current liabilities	2,094,462	1,856,467
Total liabilities	$ 2,094,462	$ 1,856,467